Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 August Restructuring Activities (Detail) (Fiscal 2013 August restructuring [Member], Employee Termination Costs [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Fiscal 2013 August restructuring [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)
Accrued restructuring obligation at end of year	$ 161